Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2024	$ 0	$ 2	$ 595,947	$ (333,770)	$ 262,179
Balance (in shares) at Dec. 31, 2024	20,000	20,374,165
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 12)	$ 0	$ 0	(12)	0	(12)
Issuance of common stock (including the exercise of warrants) (Note 12) (in shares)		0
Stock based compensation (Note 16)	0	$ 0	2,677	0	2,677
Stock based compensation (Note 16) (in shares)		528,200
Dividends	0	$ 0	0	(3,135)	(3,135)
Net income (loss)	0	0	0	(3,967)	(3,967)
Balance at Jun. 30, 2025	$ 0	$ 2	598,612	(340,872)	257,742
Balance (in shares) at Jun. 30, 2025	20,000	20,902,365
Balance at Dec. 31, 2025	$ 0	$ 2	600,845	(319,464)	281,383
Balance (in shares) at Dec. 31, 2025	20,000	21,114,098
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 12)	$ 0	$ 0	(18)	0	(18)
Issuance of common stock (including the exercise of warrants) (Note 12) (in shares)		0
Stock based compensation (Note 16)	0	$ 0	4,518	0	4,518
Stock based compensation (Note 16) (in shares)		554,100
Dividends	0	$ 0	0	(8,668)	(8,668)
Net income (loss)	0	0	0	35,894	35,894
Balance at Jun. 30, 2026	$ 0	$ 2	$ 605,345	$ (292,238)	$ 313,109
Balance (in shares) at Jun. 30, 2026	20,000	21,668,198